COMMISSIONS AND FEES	12 Months Ended
Dec. 31, 2016
COMMISSIONS AND FEES
COMMISSIONS AND FEES

19.COMMISSIONS AND FEES

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spread fees	624,582	710,799	932,273	134,275
Trading commissions, net	149,818	191,846	1,517,394	218,550
Overnight fees, net	86,419	88,053	97,376	14,025

Total	860,819	990,698	2,547,043	366,850

The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Gold Exchange, which are settled on a monthly basis.

Spread fees are earned based on the quantity of the underlying commodities of the customer’s trades. The amount of the spread fees for each type of spot commodity contract is fixed and set by the Tianjin and Guangdong Exchanges and varies by commodity types. Trading commissions are generated based on the notional trading transaction value of the customers at the opening and closing of a position. Overnight fees are generated from customers who hold a long or short position overnight to the next trading day. The spread fees, standard trading commission rate and overnight fees for each commodity are determined by the Exchanges where such spot commodity contract is traded.

In June 2016, Tianjin Exchange launched a new trading rule and the New Mechanism, under which the Group only takes the broker role in customer deals and does not take positions any more. As a result, the Group started to not earn spread fees or overnight fees, but only earn trading commissions in Tianjin Exchange. The new trading mechanism and the old version were in parallel run until the New Mechanism fully replaced the old mechanism by the end of 2016.

Cash rebates are offered to customers on the trading commission and overnight fees. The cash rebates are determined by the Group on an individual customer basis and paid monthly. The rebates are deducted from the gross trading commission or overnight fees. Total customer rebates recognized during the years ended December 31, 2014, 2015 and 2016 were RMB 192.26 million, RMB 166.89 million and RMB 255.64 million, respectively. As at December 31, 2015 and 2016, outstanding customer rebates payable were RMB 14.83 million and RMB 25.59 million, respectively.